Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103-7018
(215) 564-8000

March 30, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention: Jaea Hahn

Re:	Delaware Group Equity Funds II (the "Registrant")
File Nos. 811-00750; 002-13017
Rule 497(j) Filing

Dear Ms. Hahn:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 171 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on March 29, 2021, with an effective date of March 30, 2021.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Very truly yours,
/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Macquarie Investment Management
Bruce G. Leto